Annual Fund Operating Expenses - Class I Shares - Alger Weatherbie Specialized Growth Fund - AC - Class I	Mar. 01, 2021
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Total Annual Fund Operating Expenses	1.24%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .81%.